Document and Entity Information	May 06, 2021
Document and Entity Information
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Incorporation, State or Country Code	TX
Entity File Number	000-9439
Entity Tax Identification Number	74-2157138
Entity Address, Address Line One	1200 San Bernardo
Entity Address, City or Town	Laredo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78040-1359
City Area Code	956
Local Phone Number	722-7611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IBOC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000315709
Amendment Flag	false